Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Accrued Expenses and Other Payables
(12)	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31, 2020	December 31, 2021
	RMB	RMB
Refund liability*	13,411,410	16,126,030
Accrued payroll and welfare	18,987,415	19,664,360
Accrued test monitoring fees	2,432,153	2,432,153
Accrued professional services expenses	2,291,866	2,658,861
Income taxes payable	108,488	22,781
Other current liabilities	9,788,850	7,269,910
Total accrued expenses and other payables	47,020,182	48,174,095

Other current liabilities as of December 31, 2020 and 2021 mainly include lessees’ rental deposits, accrued traveling, meeting, outsourcing, advertising, value-added tax and other taxes payable, and other operating expenses payable.

*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services and is estimated based on historical experience.